Preferred Stock	6 Months Ended
Jun. 30, 2017
Preferred Stock
Preferred Stock

Note 7 – Preferred Stock

The Company is authorized to issue 20,000,000 shares of $.0001 par value preferred shares. On June 06, 2017 the Company created 3,000,000 shares of Series A Preferred Stock, out of the 20,000,000 shares that were already authorized. The Series A Preferred Stock is senior to the common shares and any other series or class of the Company’s preferred stock. The Series A Preferred Stock have a liquidation rights equal to $100, in all matters the Series A Preferred Stock shall have the same voting rights as the Common Stock on a two hundred to one (200:1) basis, each share of Series A Preferred Stock is convertible into one hundred (100) shares of the Company’s Common Stock.

On June 06, 2017, the Company issued 600,000 shares of series A preferred stock with a par value of $0.0001 to Jennifer Dyer, President, Chief Executive Officer, and 400,000 shares of the Series A preferred stock to Kiaran Sim, Chief Operating Officer.